Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Commitments And Contingencies Disclosure [Abstract]
Schedule Future Minimum Payments on Leases

Future minimum payments on operating leases associated with our continuing operations with initial or remaining terms of one year or more at December 31, 2015, are as follows:

Operating Leases
2016	$6,109
2017	5,855
2018	5,591
2019	5,083
2020	2,406
Thereafter	1,665
Total minimum lease payments	$26,709